Note 6 Total Group assets by operating segments (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	[1]	Dec. 31, 2021
Total Assets of the Group by business segments [Line Items]
Assets	€ 775,558	€ 712,092	[2]	€ 662,885
SPAIN
Total Assets of the Group by business segments [Line Items]
Assets	457,624	427,116		413,477
MEXICO
Total Assets of the Group by business segments [Line Items]
Assets	173,489	142,557		118,106
TURKEY
Total Assets of the Group by business segments [Line Items]
Assets	68,329	66,036		56,245
South America [Member]
Total Assets of the Group by business segments [Line Items]
Assets	64,779	61,951		56,124
Rest of business [Member]
Total Assets of the Group by business segments [Line Items]
Assets	64,274	49,952		40,314
Subtotal assets by operating segments [Member]
Total Assets of the Group by business segments [Line Items]
Assets	828,495	747,613		684,266
Corporate Center And Adjustments [Member]
Total Assets of the Group by business segments [Line Items]
Assets	€ (52,936)	€ (35,520)		€ (21,381)

[1]	(1) Restated balances according to IFRS 17 - Insurance contracts, which had no material impacts as of that date (see Notes 1.3 and 2.3).
[2]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).